Subsequent events (Narrative) (Details)	9 Months Ended	12 Months Ended
	Oct. 31, 2015 USD ($) d shares	Jan. 31, 2015 USD ($) shares
Subsequent Events 1		$ 125,000
Subsequent Events 2 | shares		29,248,823
Subsequent Events 3		$ 105,734
Subsequent Events 4 | shares		30,800,000
Subsequent Events 5		$ 160,833
Subsequent Events 6 | shares		56,676,739
Subsequent Events 7		$ 52,320
Subsequent Events 8 | shares		26,000,000
Subsequent Events 1	$ 60,900
Subsequent Events 2 | shares	44,126,582
Subsequent Events 3 | shares	10,790,297
Subsequent Events 4	$ 20,925
Subsequent Events 5	500,000
Subsequent Events 6	450,000
Subsequent Events 7	50,000
Subsequent Events 8	$ 50,000
Subsequent Events 9	70.00%
Subsequent Events 10 | d	20
Subsequent Events 11 | d	90
Subsequent Events 12	0.00%
Subsequent Events 13 | d	90
Subsequent Events 14	12.00%
Subsequent Events 15 | shares	350,000,000
Subsequent Events 16 | shares	1,655,629
Subsequent Events 17	$ 5,000
Subsequent Events 18	0.00423
Subsequent Events 19	$ 50,000
Subsequent Events 20	12.00%
Subsequent Events 21	$ 49,000
Subsequent Events 22	45.00%
Subsequent Events 23	45.00%